Note 21 Condensed consolidated income statements of companies sold in the USA subsidiary (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Condensed consolidated income statements of companies sold in the USA subsidiary [Line Items]
Interest income		€ 31,432	€ 23,015		€ 22,389
Interest expense		(12,279)	(8,329)		(7,797)
Interest income (expense)		19,153	14,686		14,592
Dividend income		123	176		137
Fee and commission income		8,261	6,997		5,980
Fee and commission expense		(2,907)	(2,232)		(1,857)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		64	134		139
Gains or losses on financial assets and liabilities held for trading net		562	341		777
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value		(67)	432		208
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		150	335		56
Gains (losses) on hedging instrument, fair value hedges		(45)	(214)		7
Gains (losses) on exchange differences on translation, net of tax		1,275	883		359
Miscellaneous other operating income		528	661		492
Miscellaneous other operating expense		(3,438)	(2,041)		(1,662)
Gross profit		24,890	21,066		20,166
Administrative expenses		(9,432)	(8,296)		(7,799)
Depreciation and amortisation expense		1,328	1,234		1,288
Provision or reversal of provisions		(291)	(1,018)		(746)
Impairment loss on financial assets		(3,379)	(3,034)		(5,179)
Profit (loss) from operating activities		10,460	7,484		5,153
Impairment or reversal of impairment on non financial assets		27	221		153
Gains(losses) on derecognized of non financial assets and subsidiaries net		(11)	24		(7)
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		(108)	(40)		444
Profit (loss) before tax		10,356	7,247		5,248
Tax expense (income)		(3,529)	(1,909)		(1,459)
Profit (loss) from continuing operations		6,827	5,338		3,789
Profit (loss) from discontinued operations		0	280		(1,729)
Profit (loss)		6,827	5,618		2,060
Profit (loss), attributable to non-controlling interests		407	965		756
Profit (loss), attributable to owners of parent		€ 6,420	4,653		1,305
Sold USA subsidiary [Member]
Condensed consolidated income statements of companies sold in the USA subsidiary [Line Items]
Interest income			974	[1]	2,638
Interest expense			(53)	[1]	(429)
Interest income (expense)			921	[1]	2,209
Dividend income			2	[1]	4
Fee and commission income			285	[1]	677
Fee and commission expense			(86)	[1]	(183)
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net			(4)	[1]	19
Gains or losses on financial assets and liabilities held for trading net			26	[1]	90
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value			2	[1]	8
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net			2	[1]	5
Gains (losses) on hedging instrument, fair value hedges			(1)	[1]	4
Gains (losses) on exchange differences on translation, net of tax			5	[1]	19
Miscellaneous other operating income			9	[1]	19
Miscellaneous other operating expense			(30)	[1]	(63)
Gross profit			1,132	[1]	2,808
Administrative expenses			(661)	[1]	(1,462)
Depreciation and amortisation expense			80	[1]	205
Provision or reversal of provisions			4	[1]	2
Impairment loss on financial assets			(66)	[1]	(729)
Profit (loss) from operating activities			330	[1]	413
Impairment or reversal of impairment on non financial assets			0	[1]	2,084
Gains(losses) on derecognized of non financial assets and subsidiaries net			(2)	[1]	(3)
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations			3	[1]	2
Profit (loss) before tax			330	[1]	(1,671)
Tax expense (income)			(80)	[1]	(57)
Profit (loss) from continuing operations			250	[1]	(1,729)
Profit (loss) from discontinued operations			29	[1]	0
Profit (loss)			280	[1]	(1,729)
Profit (loss), attributable to non-controlling interests			0	[1]	0
Profit (loss), attributable to owners of parent	[2]		€ 280	[1]	€ (1,729)

[1]	(1) Corresponds to the first five months of 2021 (See Note 3).
[2]	(2) Cumulative profit net of taxes earned and recognized by BBVA Group in relation to the sale of BBVA USA Bancshares was €582 million, corresponding to the results generated by the entities within the scope of the sale agreement from the date of the agreement to the closing date of the agreement, plus the profit after tax on the sale as of the closing.